Stockholders’ Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stockholders’ Equity

12. Stockholders’ Equity

The Consolidated Statements of Stockholders’ Equity reflect the Business Combination as described in Note 3. Prior to the Business Combination, NPA was a Special Purpose Acquisition Company or a “blank check company”, defined as a development stage company formed for the sole purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

Class A Common Stock

At December 31, 2021, there were 51,730,904 million shares of Class A Common Stock issued and outstanding. Holders of Class A Common Stock are entitled to one vote for each share. The Company is authorized to issue 800,000,000 shares of Class A Common Stock with a par value of $0.0001 per share.

Class B Common Stock

At December 31, 2021, there were 51,636,922 shares of Class B Common Stock issued and outstanding. Shares of Class B Common Stock were issued to the Existing Equityholders of AST LLC (other than Mr. Abel Avellan) in connection with the Business Combination and are non-economic, but entitle the holder to one vote per share. The Company is authorized to issue 200,000,000 shares of Class B Common Stock with a par value of $0.0001 per share.

The Existing Equityholders (other than Mr. Abel Avellan) own economic interests in AST LLC which are redeemable into either shares of Class A Common Stock on a one-for-one basis or cash at the option of the Redemption Election Committee. Upon redemption of the AST LLC Common Units by the Existing Equityholders (other than Mr. Abel Avellan), a corresponding number of shares of Class B Common Stock held by such Existing Equityholders will be cancelled. The Class B Common Stock is subject to a lock-up, during which the shares cannot be transferred until April 6, 2022, the first anniversary of the closing of the Business Combination.

Class C Common Stock

At December 31, 2021, there were 78,163,078 million shares of Class C Common Stock issued and outstanding. Shares of Class C Common Stock were issued to Mr. Abel Avellan in connection with the Business Combination and are non-economic, but entitle the holder to ten votes per share (the “Super-Voting Rights”). The Company is authorized to issue 125,000,000 shares of Class C Common Stock with a par value of $0.0001 per share.

Mr. Abel Avellan owns economic interests in AST LLC which are redeemable into either shares of Class A Common Stock on a one-for-one basis or cash at the option of the Redemption Election Committee. Upon redemption of the AST LLC Common Units by Mr. Abel Avellan, a corresponding number of shares of Class C Common Stock held by Mr. Abel Avellan will be cancelled. Correspondingly, the Super-Voting Rights associated with the Class C Common Stock will be terminated. The Class C Common Stock is subject to a one-year lock-up, during which the shares cannot be transferred until April 6, 2022, the first anniversary of the closing of the Business Combination.

Preferred Stock

At December 31, 2021, there were no shares of preferred stock issued or outstanding. The Company is authorized to issue 100,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s Board of Directors.

Noncontrolling Interest

Nano Lithuania and Nano US

AST LLC owns 51% of and controls Nano Lithuania and Nano US. As a result, the Company consolidates the financial results of Nano Lithuania and Nano US and reports noncontrolling interests representing the equity interests held by equity-holders other than the Company in the Consolidated Balance Sheets. As of December 31, 2021, the noncontrolling interest percentage in Nano Lithuania and Nano US was approximately 49%. There were no changes to the noncontrolling interest percentage in Nano Lithuania or Nano US during the years ended December 31, 2021 or December 31, 2020.

AST LLC

On April 6, 2021, upon the close of the Business Combination, the Company held a 28.5% ownership interest in AST LLC and became the sole managing member of AST LLC, allowing it to control the operating decisions of AST LLC. As a result of this control, the Company has consolidated the financial position and results of operations of AST LLC. The Company reports noncontrolling interests representing the equity interest in AST LLC held by members other than the Company in the accompanying Consolidated Balance Sheets. On the date of the Business Combination, the noncontrolling interest percentage in AST LLC was approximately 71.5%. During the year ended December 31, 2021 there was an immaterial change in the noncontrolling interest percentage as a result of the exercise of warrants and the issuance of incentive units at AST LLC. As of December 31, 2021, the noncontrolling interest percentage in AST LLC was approximately 71.5%.

Changes in the Company’s ownership interest in AST LLC while retaining control of AST LLC will be accounted for as equity transactions. Each issuance of the Company’s Class A Common Stock will be accompanied by a corresponding issuance of AST LLC Common Units to the Company, which will result in a change in ownership and reduce the amount recorded as noncontrolling interest and increase additional paid-in capital. At December 31, 2021, there were 11,498,800 Public Warrants and 6,100,000 Private Placement Warrants outstanding (see Note 10 for further details), each of which entitles the holder to purchase one whole share of Class A Common Stock at a price of $11.50 per share. Each warrant exercise is accompanied by a corresponding issuance of AST LLC Common Units to the Company, which will result in a change in ownership and reduce the amount recorded as noncontrolling interest and increase additional paid-in capital.

In addition, the AST LLC Agreement permits the noncontrolling interest holders of AST LLC Common Units to exchange AST LLC Common Units, together with related shares of the Company’s Class B or Class C Common Stock, for shares of the Company’s Class A Common Stock on a one-for-one basis or, at the election of the Company, for cash (a “Cash Exchange.”) A Cash Exchange is limited to the amount of net proceeds from the issuance of Class A Common Stock. Future redemptions or direct exchanges of AST LLC Common Units by the noncontrolling interest holders will result in a change in ownership and reduce the amount recorded as noncontrolling interest and increase additional paid-in capital. Certain members of AST LLC also hold incentive stock options that are subject to service or performance conditions (see Note 14 for further details), that are exercisable for AST LLC Common Units. The exercise of the options will result in a change in ownership and increase the amount recorded as noncontrolling interest and decrease additional paid-in capital.